COMMITMENTS AND CONTINGENCIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating Leases, Rent Expense	$ 43,217	$ 14,262
Annual Base Salary		192,000
Annual Base Salary, Temperory Reduction	$ 60,000